Balance Sheets (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 120,126
Accounts receivable		1,434
Other receivables		134,112
Related party receivable		80,270
Inventory		138,211
Total current assets		570,870
Non-current assets
Right-of-use assets		264,164
Property, plant and equipment, net		367,484
Total Assets		1,252,082
Current liabilities
Accounts payable		57,303
Deferred subsidy income		107,488
Operating lease liabilities		102,160
Related party payable		195,214
Total current liabilities		1,213,895
Non-current liabilities
Deferred subsidy income		170,190
Operating lease liabilities		166,444
Total non-current liabilities		336,634
Total Liabilities		1,550,529
Stockholders' (Deficit) Equity
Common Stock		3,625
Accumulated deficit		(482,847)
Total Liabilities and (Deficit) Equity		1,252,082
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Current assets
Cash and cash equivalents	$ 294,838	82,950	$ 3,182
Accounts receivable	1,415	1,434	12,014
Other receivables	128,773	134,112	118,686
Related party receivable	478,085	166,393
Advances and prepayments to suppliers	105,939	96,717	3,694
Subsidies receivable			471,901
Inventory	206,405	138,211
Total current assets	1,215,455	619,817	609,477
Non-current assets
Right-of-use assets	209,977	264,164
Property, plant and equipment, net	297,777	367,116	511,691
Total non-current assets	507,754	631,280	511,691
Total Assets	1,723,209	1,251,097	1,121,168
Current liabilities
Accounts payable	84,860	57,303	12,491
Taxes payable	21	436	(23)
Other payable	338,898	275,167	204,196
Accrued liabilities and expenses	3,948	5,137	5,124
Customer advances and deposits	474,272	456,112	40,771
Deferred subsidy income	105,945	107,488	390,226
Operating lease liabilities	102,902	102,159
Related party payable	15,367		460,699
Total current liabilities	1,126,213	1,003,802	1,113,484
Non-current liabilities
Deferred subsidy income	114,774	170,190
Operating lease liabilities	112,045	166,444
Total non-current liabilities	226,819	336,634
Total Liabilities	1,353,032	1,340,436	1,113,484
Commitments and Contingencies
Stockholders' (Deficit) Equity
Common Stock	853,952	299,668	293,842
Accumulated deficit	(501,051)	(398,657)	(294,993)
Accumulated other comprehensive loss	17,276	9,650	8,835
Total Equity (Deficit)	370,177	(89,339)	7,684
Total Liabilities and (Deficit) Equity	$ 1,723,209	$ 1,251,097	$ 1,121,168